Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of income tax expense benefit

	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2024
	RMB	RMB	RMB	USD
Current income tax credit (expense)	54,335	(100,859)	(392,878)	(55,166)
Deferred income tax benefit (expense)	(880,475)	(4,038,047)	2,931,528	411,633
Income tax credit (expense)	(826,140)	(4,138,906)	2,538,650	356,467

Schedule of effective tax rate

	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	(24.51)%	(37.28)%	(22.08)%
Change in valuation allowance	(2.01)%	(15.37)%	3.90%
Additional R&D deduction in China	0.83%	1.38%	8.66%
Permanent difference	(0.06)%	(0.20)%	0.52%
Tax rate difference outside China(1)	0.04%	(0.05)%	0.38%
Effective tax rate	(0.71)%	(26.52)%	16.38%

(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, and tax exempt in Cayman Islands.

Schedule of deferred tax assets and liabilities

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Deferred tax assets:
Allowance for expected credit loss	258,718	483,725	67,292
Impairment loss for investment	240,000	400,000	55,645
Net operating loss carry forward	18,180,820	16,443,342	2,287,483
Inventory reserve	26,469	127,639	17,756
Right of use	152,685	24,848	3,457
Less: valuation allowance	(15,927,164)	(17,479,554)	(2,431,633)
Deferred tax assets, net	2,931,528	-	-
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	-	-	-
Deferred tax liabilities, net	-	-	-
Total deferred tax assets, net	2,931,528	-	-

Schedule of taxes payable

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
VAT taxes payable	198,966	115,104	16,013
Income taxes payable	394,809	5,922	824
Other taxes payable	31,833	26,571	3,696
Totals	625,608	147,597	20,533